Asset Impairment (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Asset Impairment [Line Items]
Asset impairment charges | $	$ 81,607	$ 16,335	$ 21,828
Number of aircraft impaired	35	8	8
Number of engines impaired		12	3
Lease revenue | $	$ 4,867,623	$ 4,991,551	$ 3,449,571
Lease Termination Or Amendment [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	25	4
Lease revenue | $	$ 95,900	$ 20,500
Undiscounted Cash Flows Substantially Do Not Exceed Carrying Value [Member]
Asset Impairment [Line Items]
Number of aircraft impaired		4
Number of engines impaired		12
Part Of Sale Transactions And Classified As Flight Equipment Held For Sale [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	10